Fair Value (Quantitative Information) (Details) - Level 3	Dec. 31, 2022	Dec. 31, 2021
Measurement Input, Mortality Rate | Minimum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	0.03	0.03
Measurement Input, Mortality Rate | Maximum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	12.62	12.62
Measurement Input, Lapse Rate | Minimum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	0.3	0.3
Measurement Input, Lapse Rate | Maximum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	14.5	14.5
Measurement Input, Utilization Rate | Minimum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	0	0
Measurement Input, Utilization Rate | Maximum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	25	25
Measurement Input, Withdrawal Rate | Minimum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	0.25	0.25
Measurement Input, Withdrawal Rate | Maximum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	10	10
Measurement Input, Long Term Equity Volatilities | Minimum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	16.46	16.44
Measurement Input, Long Term Equity Volatilities | Maximum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	22.01	22.16
Measurement Input, Entity Credit Risk | Minimum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	0	(0.38)
Measurement Input, Entity Credit Risk | Maximum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	1.98	1.49